Geographic Information (Details) - Schedule of Major Customers - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Disaggregation of Revenue [Line Items]
Revenues percentage	11.10%	33.40%	13.20%
Customer B [Member]
Disaggregation of Revenue [Line Items]
Revenues percentage	35.40%	25.10%	5.10%
Customer C [Member]
Disaggregation of Revenue [Line Items]
Revenues percentage		12.00%
Customer D [Member]
Disaggregation of Revenue [Line Items]
Revenues percentage		5.30%